Employee Compensation - Summary of Plan Information for the Past Three Years (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 7,559	$ 7,757
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	8,311	8,846	$ 8,992
Fair value of plan assets	8,719	8,990	8,655
Surplus (deficit) and net defined benefit asset (liability)	408	144	(337)
Pension Plans [member] | Funded plans [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability)	573	339	(127)
Pension Plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability)	(165)	(195)	(210)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,113	1,460	1,493
Fair value of plan assets	153	157	150
Surplus (deficit) and net defined benefit asset (liability)	(960)	(1,303)	(1,343)
Other employee future benefit plans [member] | Funded plans [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability)	37	28	7
Other employee future benefit plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability)	$ (997)	$ (1,331)	$ (1,350)